Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Sep. 28, 2016
Supplement [Text Block]	bf11_SupplementTextBlock
BLACKROCK FUNDSSM
BlackRock Disciplined Small Cap Core Fund
(the “Fund”)

Supplement dated December 21, 2016 to the Summary Prospectus, the Prospectus and the Statement of Additional Information (“SAI”) of the Fund, each dated
September 28, 2016

On December 15, 2016, the Board of Trustees of BlackRock FundsSM approved a change in the name of the Fund to “BlackRock Advantage Small Cap Core Fund.” This change is expected to become effective on or about February 15, 2017.

Effective on or about February 15, 2017, the following change is made to the Fund’s Summary Prospectus, Prospectus and SAI:

BlackRock Disciplined Small Cap Core Fund is renamed BlackRock Advantage Small Cap Core Fund.

BlackRock Disciplined Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf11_SupplementTextBlock
BLACKROCK FUNDSSM
BlackRock Disciplined Small Cap Core Fund
(the “Fund”)

Supplement dated December 21, 2016 to the Summary Prospectus, the Prospectus and the Statement of Additional Information (“SAI”) of the Fund, each dated
September 28, 2016

On December 15, 2016, the Board of Trustees of BlackRock FundsSM approved a change in the name of the Fund to “BlackRock Advantage Small Cap Core Fund.” This change is expected to become effective on or about February 15, 2017.

Effective on or about February 15, 2017, the following change is made to the Fund’s Summary Prospectus, Prospectus and SAI:

BlackRock Disciplined Small Cap Core Fund is renamed BlackRock Advantage Small Cap Core Fund.